NOTE 4. SMALL BUSINESS ASSOCIATION LOAN (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Annual Report
SBA Monthly Loan Payment	$ 120
SBA Loan Term	10
Variable Interest Rate	47.50%
Effective Interest Rate		8.00%	8.00%
Year One Maturity of Debt		842
Debt Maturity Year Two		909
Debt Maturity Year Three		982
Debt Maturity Year Four		1,060
Debt Maturity Year Five		1,146
Debt Maturity After Year Five		$ 3,164